Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information
Document Type	F-1/A
Entity Registrant Name	OCEANPAL INC.
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001869467
Amendment Flag	true
Amendment Description	AMENDMENT NO. 5